Trade and other payables - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
	Jun. 30, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Other Accrued Expenses		€ 42
Airline Contractual Liabilities		25
Accrued Revenue Share		17
Customer Collateral Deposits		14
Customer Due Refunds		13
Amount Of Fund Received From Europeon Commission		394	€ 300
Provision For Litigation Of Brazilian Indirect Taxes		28	0
Value added tax payables		19	10
Net Cash Receivables From Securitisation Transactions		59
Outstanding Balance Of Securitisation Transactions				€ 25
Net Cash Receivable For Advance Settlement On Future	€ 47
Interest payable		23	48
Trade and other non-current payables		25	€ 25
Other non-current financial liabilities		€ 23